Assets held for sale (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Lived Assets Held-for-sale [Line Items]
Impairment charge of building	€ 12	€ 796
Assets held for sale	724	738	5,998
Japan Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment charge of building		796
Japan Land [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	447
The Netherlands [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment charge of building	0	0
Assets held for sale	€ 277	€ 277	€ 277